Business acquisition	12 Months Ended
Dec. 31, 2019
Business acquisition
Business acquisition

4. Business acquisition

Travel agencies

During the year ended December 31, 2019, the Group acquired 51% and 63.51% of controlling equity interests in an offline agency and an online travel agency, respectively. The Group expanded its tours market and improved its capability of direct procurement of travel related products by means of these acquisitions. The total purchase price of RMB59,981 including cash consideration of RMB52,640 and an accrual in the amount of RMB7,341 representing the fair value of contingent consideration to be made based on the achievement of profit target over the next four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2019, the Group made an upward adjustment of the fair value of the contingent consideration by RMB2,265 based on the reassessment of achievement of profit target. The contingent consideration is due in installments annually over the next four years.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB18.9 million)	37,712
Including:
Customer Relationship	16,889	5.75-11.2 years
Technology	9,230	5.5 years
Goodwill	72,598
Deferred tax liability	(6,530)
Noncontrolling interests	(43,799)
Total consideration	59,981

During the year ended December 31, 2018, the Group acquired 80% of controlling equity interests of an online travel agency to expand Tuniu’s overseas business network and further enhance the Company’s competitive position. The total purchase price of RMB20,234 including cash consideration of RMB9,852 and an accrual in the amount of RMB10,382 representing the fair value of contingent consideration to be made based on the achievement of profit target over the next four years. The fair value of the contingent consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2019, the Group paid RMB3,800 of the contingent consideration, and made an downward adjustment of the fair value of the contingent consideration by RMB2,311 based on the reassessment of achievement of profit target. As of December 31, 2019, the carrying value of total unpaid contingent consideration was RMB4,271, which is expected to be paid in increments annually over the next three years.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB6.4 million)	13,430
Including:
Technology	4,300	9.4 years
Goodwill	11,770
Deferred tax liability	(1,075)
Noncontrolling interests	(3,891)
Total consideration	20,234

During the year ended December 31, 2016, the Group acquired 100% of controlling equity interests of an offline travel agency to further expand the Group’s overseas tourism market and promote the Group’s destination service. The total purchase price of RMB28,077, including cash consideration of RMB16,507 and an accrual in the amount of RMB11,570 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next four years. The fair value of the contingent consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2017, the Group paid RMB3,600 of the contingent consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB1,030 based on the reassessment of achievement of revenue and profit target. During the year ended December 31, 2018, the Group paid RMB3,600 of the contingent consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB730. During the year ended December 31, 2019, the Group paid RMB3,100 of the contingent consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB390 based on the reassessment of achievement of revenue and profit target. As of December 31, 2019, the carrying value of total unpaid contingent consideration was RMB4,100, which is expected to be paid next year.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB8.3 million)	19,047
Including:
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total consideration	28,077

During the year ended December 31, 2015, the Group acquired the 100%,  100%,  75.02% and 80% of controlling equity interests in four offline travel agencies, respectively. The Group expanded its tours market and improved its capability of direct procurement of travel related products by means of these acquisitions. The total purchase price of RMB115,498 included cash consideration of RMB100,163 and RMB15,335 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next three to four years. During the year ended December 31, 2017, the Group paid RMB3,200 of the contingent consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB4,542. During the year ended December 31, 2018, the Group paid RMB3,200 of the contingent consideration, and made an downward adjustment of the fair value of the contingent consideration by RMB5,972 based on the reassessment of achievement of revenue and profit target. During the year ended December 31, 2019, the Group paid RMB7,021 of the contingent consideration.

The business acquisitions were accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including the cash acquired of 24 million)	22,501
Including:
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interests	(19,721)
Total considerations	115,498

The Group measured the fair value of the trade names and travel licenses under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the assets, royalty rates, discount rate and estimated asset lives. Customer relationships and technology were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after deduction of cash flows attributable to other contributory assets to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, for other contributory assets, discount rate, remaining useful life, income tax amortization benefit and customer attrition rates. The Group measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without the non-compete terms as described in share purchase agreement and the probability that such competition exists. The Group measured the fair value of the software under the replacement cost method.

Pro forma results of operations for all of the acquisitions described above have not been presented because they are not material to the Group’s consolidated income statements, either individually or in aggregate.